Related Party Transactions (Details Narrative) - USD ($)																																														3 Months Ended		9 Months Ended		12 Months Ended					32 Months Ended	52 Months Ended	61 Months Ended
	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Feb. 19, 2020	Jan. 24, 2020	Jan. 09, 2020	Dec. 18, 2019	Nov. 20, 2019	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 20, 2019	Mar. 02, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 05, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 02, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Apr. 06, 2018	Mar. 31, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 09, 2018	Jan. 08, 2018	Jan. 08, 2018	Sep. 13, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2020	Dec. 31, 2019	Sep. 30, 2020	May 09, 2019	Mar. 20, 2018
Number of shares issued												766,667			7,967,871			4,052,652														36,000
Stock issued during period, value																		$ 281,659														$ 1,076																	$ 1,000,000	$ 1,000,000
Accrued interest percentage																																														3.00%		3.00%		3.00%						3.00%	3.00%
Interest expense and related accrued interest payable																																														$ 24,485	$ 10,624	$ 24,485	10,624	$ 15,581	$ 7,071					$ 15,581	$ 24,485
Annual salary																																														$ 161,861	$ 129,577	$ 361,276	$ 395,782	$ 627,197	$ 528,127
Warrant term																																																											4 years
Warrant exercise price																																														$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.2299					$ 0.001	$ 0.001		$ 0.001
Working capital																																														$ 6,908,522		$ 6,908,522		$ (5,427,614)						$ (5,427,614)	$ 6,908,522
In-kind contribution of interest																																																38,981	$ 16,027	22,337	$ 11,909
Payments for rent																																								$ 960																2,508	2,508
Related Party [Member]
Interest expense and related accrued interest payable																																														1,411,414		1,411,414		1,196,503	940,158					1,196,503	1,411,414
Loan interest - related party																																														69,669		69,669		43,715	28,135					43,715	69,669
Royalty payable to related party																																																65,292		65,292	65,292
Mr. Jonathan R. Rice [Member]
Payroll payable																																														$ 95,467		$ 95,467		64,351	24,433					64,351	$ 95,467
Stockholder [Member]
Outstanding balance																																																		$ 22,337	11,909					$ 22,337
Accrued interest percentage																																														3.00%		3.00%		3.00%						3.00%	3.00%
Interest expense and related accrued interest payable																																														$ 24,485	$ 10,624	$ 24,485	10,624	$ 15,581	7,071					$ 15,581	$ 24,485
Loan received	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000		$ 100,000	$ 100,000									$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000		$ 15,000	$ 15,000			$ 100,000	$ 100,000			$ 50,000														$ 30,000
Loans payable																																														1,492,000		1,492,000		642,000	322,000					642,000	1,492,000
In-kind contribution of interest																																																38,981	16,027
Chief Executive Officer and Chief Operations Officer [Member]
Accounts payable and accrued expenses																																														325,516		325,516		304,539	247,652					304,539	325,516
Principal Stockholder [Member]
Accrued salary balance																																														2,710,706		2,710,706		2,535,203						2,535,203	2,710,706
Chief Operating Officer [Member]
Accrued salary balance																																														95,467		95,467		64,351	24,433					64,351	95,467
Board of Directors [Member]
Accrued salary balance																																														1,962		1,962		1,153						1,153	1,962
Office Employee [Member]
Accrued salary balance																																														22,900		22,900		4,477	$ 7,640					4,477	22,900
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Number of shares issued																																													200,000
Dividends, preferred stock
Preferred stock voting rights																																													Voting rights equal to 100 common shares per share of preferred stock
Stock issued during period, value																																													$ 120,000
Fair value of the payment																																													$ 120,000
Maturity date																																													Dec. 26, 2007
Debt instrument, term																																													1 year
Outstanding balance																																														$ 65,292		$ 65,292		$ 65,292						$ 65,292	$ 65,292
Accrued interest percentage																																														7.00%		7.00%		7.00%						7.00%	7.00%
Interest expense and related accrued interest payable																																														$ 8,013		$ 8,013		$ 6,543						$ 6,543	$ 8,013
Employment Agreement [Member]
Extended expiration date description								The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.																											The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 23, 2015 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																																												5 years						5 years	5 years	5 years	5 years
Annual salary																																												$ 210,000						$ 334,708	$ 354,791	$ 315,764	$ 297,889	$ 281,027
Accrued salary balance																																														2,710,706		2,710,706		2,535,203	2,109,454					2,535,203	2,710,706
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																																										1 year	1 year
Annual salary											$ 20,000			$ 20,000			$ 20,000
Annual cash compensation																																										$ 140,000	$ 120,000
Warrant term																																										3 years
Warrant to purchase shares																																										6,000,000
Warrant exercise price																																										$ 0.001
Extended expiration date description																																			The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the warrant to January 23, 2015 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.	The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.
Working capital											$ 6,000,000			$ 6,000,000
Ownership percentage											50.00%			50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | One-Time Bonus [Member]
Annual salary																	$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term																1 year
Accrued salary balance																																														$ 1,961		1,961		1,154						$ 1,154	$ 1,961
Annual cash compensation																$ 60,000
Warrant term																3 years
Warrant to purchase shares																2,000,000
Warrant exercise price																$ 0.2299
Operating Lease Agreements [Member]
Operating lease, term													2 years																										2 years																			5 years
Payments for rent													$ 44,800																										$ 39,200									2,508		2,508
Operating Lease Agreements [Member] | President [Member]
Operating lease, term																																								8 years
Payments for rent																																								$ 960								960		960
Operating leases, rent expense																																																$ 9,819	$ 11,913	$ 14,793	$ 11,520